Document and Entity Information Document	Dec. 18, 2023
Entity Information [Line Items]
Entity Registrant Name	OGE ENERGY CORP.
Entity Central Index Key	0001021635
Document Type	8-K
Document Period End Date	Dec. 18, 2023
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-1481638
Entity Address, Address Line One	321 North Harvey
Entity Address, Address Line Two	P.O. Box 321
Trading Symbol	OGE
Security Exchange Name	NYSE
City Area Code	405
Local Phone Number	553-3000
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73101-0321
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	1-12579
Title of 12(b) Security	Common Stock
Written Communications	false
Entity Address, City or Town	Oklahoma City
OG&E
Entity Information [Line Items]
Entity Registrant Name	OKLAHOMA GAS AND ELECTRIC COMPANY
Entity Central Index Key	0001021635
Entity Tax Identification Number	73-0382390
Entity File Number	1-1097